Basis of preparation, significant judgments, and accounting policies, Going Concern (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Going concern basis [Abstract]
Bank loans or other debt outstanding	$ 0
Cash and cash equivalents	242,652	$ 246,251	$ 244,954	$ 100,791
Marketable securities	$ 24,700	$ 34,500